Annual Operating Expenses - FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO - FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO - Fidelity Advisor International Capital Appreciation Fund - Fidelity International Capital Appreciation Fund
	Apr. 07, 2025
Operating Expenses:
Management fee	0.79%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.81%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Based on estimated amounts for the current fiscal year.